Current Income Tax Assets - Summary of Current Income Tax Assets (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Tax Advances	$ 2,045,887	$ 1,277,544
Total	$ 2,045,887	$ 1,277,544